Fair Value (Narrative) (Q1) (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value, Option, Quantitative Disclosures [Line Items]
Financial Transmission Rights Fair Value Disclosure	$ 393	$ 1,388	$ 1,388	$ 7,545
Forward Power Contracts Fair Value Disclosure	0	14,294	14,294	12,172
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Assets, Fair Value Disclosure	4,039	19,234	19,234	22,945
Asset Retirement Obligation, Revision of Estimate	8,525	0	12,921	44,679
Asset retirement obligations	267,872		249,930	218,729
Unamortized deferred financing costs			23,612
Unamortized debt discount	9,700		6,768
Financial transmission rights	393	1,388	1,388	7,545
Total financial assets measured at fair value	4,039	19,234	19,234	22,945
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Total Indebtedness [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Unamortized deferred financing costs	36,400		24,800
Derivative Financial Instruments, Liabilities
Fair Value, Option, Quantitative Disclosures [Line Items]
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability Value	393	2,559	1,388	7,545	$ 1,235
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances			3,624	15,338
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Settlements	(995)	(4,986)	(9,781)	(9,028)
Money Market Funds [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	86	127	127	5
Investments, Fair Value Disclosure	86	127	127	5
Mutual Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	3,560	3,425	3,425	3,223
Investments, Fair Value Disclosure	3,560	3,425	3,425	3,223
Fair Value, Inputs, Level 3 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Financial Transmission Rights Fair Value Disclosure	393	1,388	1,388	7,545
Forward Power Contracts Fair Value Disclosure	0	0
Investments, Fair Value Disclosure	0	0	0	0
Assets, Fair Value Disclosure	393	1,388	1,388	7,545
Financial transmission rights	393	1,388	1,388	7,545
Total financial assets measured at fair value	393	1,388	1,388	7,545
Investments, Fair Value Disclosure	0	0	0	0
Fair Value, Inputs, Level 3 [Member] | Money Market Funds [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	0	0
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 3 [Member] | Mutual Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	0	0
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Financial Transmission Rights Fair Value Disclosure	0	0	0	0
Forward Power Contracts Fair Value Disclosure	0	14,294
Investments, Fair Value Disclosure	0	0	0	0
Assets, Fair Value Disclosure	0	14,294	14,294	12,172
Financial transmission rights	0	0	0	0
Total financial assets measured at fair value	0	14,294	14,294	12,172
Investments, Fair Value Disclosure	0	0	0	0
Fair Value, Inputs, Level 2 [Member] | Money Market Funds [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	0	0
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 2 [Member] | Mutual Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	0	0
Investments, Fair Value Disclosure	0	0
Fair Value, Inputs, Level 1 [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Financial Transmission Rights Fair Value Disclosure	0	0	0	0
Forward Power Contracts Fair Value Disclosure	0	0
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Assets, Fair Value Disclosure	3,646	3,552	3,552	3,228
Financial transmission rights	0	0	0	0
Total financial assets measured at fair value	3,646	3,552	3,552	3,228
Investments, Fair Value Disclosure	3,646	3,552	3,552	3,228
Fair Value, Inputs, Level 1 [Member] | Money Market Funds [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	86	127
Investments, Fair Value Disclosure	86	127
Fair Value, Inputs, Level 1 [Member] | Mutual Fund [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Investments, Fair Value Disclosure	3,560	3,425
Investments, Fair Value Disclosure	3,560	$ 3,425
Designated as Hedging Instrument [Member] | Interest Rate Swap [Member]
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative, Notional Amount, Purchase (Sales), Net	$ 400,000		400,000
Not Designated as Hedging Instrument [Member] | Realized Gains Forward Power Contracts
Fair Value, Option, Quantitative Disclosures [Line Items]
Derivative Instruments Not Designated as Hedging Instruments, Gain			$ 0	$ 1,300